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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                                 --------------

Check here if Amendment [X]; Amendment Number:   1
                                                 ---

This Amendment (Check only one.):       [X]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Davis-Rea Ltd.
              -----------------------------------------------------
Address:      95 St. Clair Avenue West, Suite 1400
              -----------------------------------------------------
              Toronto, ON  M4V 1N6
              -----------------------------------------------------
              CANADA
              -----------------------------------------------------

Form 13F File Number:  28- 13649
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James E. Houston
              -----------------------------------------------------
Title:        President & COO
              -----------------------------------------------------
Phone:        416-961-2494
              -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/  James E. Houston        Toronto, Ontario           April 8, 2010
---------------------   -------------------------  ------------------------
    [Signature]               [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                        -----------------------

Form 13F Information Table Entry Total: 46
                                        -----------------------

Form 13F Information Table Value Total: 153949
                                        -----------------------
                                             (thousands)



List of Other Included Managers: none



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                           FORM 13F INFORMATION TABLE


          COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
---------------------------  ---------------  ----------- --------- ------------------- ----------- -------- --------------------
                                                            VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS      CUSIP    (x $1000) PRN AMT   PRN  CALL  DISCRETION  MANAGER  SOLE   SHARED  NONE
---------------------------  ---------------  ----------- --------- -------  ----- ---- ----------- -------- ------- ------ ------
BANK OF MONTREAL             COM              063671 10 1    6541    107951    SH           SOLE       NONE   107951
BANK OF NOVA SCOTIA          COM              064149 10 7    8539    170755    SH           SOLE       NONE   170755
BARRICK GOLD                 COM              067901 10 8     615     15788    SH           SOLE       NONE    15788
BHP BILLITON -ADR-           SPONSORED ADR    05545E 20 9    6076     75652    SH           SOLE       NONE    75652
BROOKFIELD ASSET MGT-A LV    CL A LTD VT SH   112585 10 4     264     10375    SH           SOLE       NONE    10375
CANADIAN PACIFIC RAILWAY     COM              13645T 10 0     343      6099    SH           SOLE       NONE     6099
CENOVUS ENERGY               COM              15135U 10 9    3067    117640    SH           SOLE       NONE   117640
CDN IMPERIAL BK OF COMMERCE  COM              136069 10 1    1311     17979    SH           SOLE       NONE    17979
DANAHER CORP DEL             COM              235851 10 2    3821     47814    SH           SOLE       NONE    47814
DELTA PETROLEUM              COM              247907 20 7      48     34000    SH           SOLE       NONE    34000
ELIZABETH ARDEN*             COM              28660G 10 6     199     11051    SH           SOLE       NONE    11051
ENBRIDGE                     COM              29250N 10 5   17768    373226    SH           SOLE       NONE   373226
ENCANA                       COM              292505 10 4    4028    127475    SH           SOLE       NONE   127475
ENDEAVOUR SILVER             COM              29258Y 10 3      62     19200    SH           SOLE       NONE    19200
ENERPLUS                     UNIT TR G NEW    29274D 60 4     820     34660    SH           SOLE       NONE    34660
EXXON MOBIL                  COM              30231G 10 2    5554     82919    SH           SOLE       NONE    82919
FEMALE HEALTH *              COM              314462 10 2      72     10000    SH           SOLE       NONE    10000
GAMMON GOLD                  COM              36467T 10 6     121     16800    SH           SOLE       NONE    16800
GOLDCORP INC NEW             COM              380956 40 9    4778    125890    SH           SOLE       NONE   125890
IMPERIAL OIL                 COM NEW          453038 40 8   12557    320078    SH           SOLE       NONE   320078
INTL BUSINESS MACHINES       COM              459200 10 1     394      3072    SH           SOLE       NONE     3072
ISHARES TR INDEX             MSCI EAFE IDX    464287 46 5     549      9805    SH           SOLE       NONE     9805
ISHARES TR INDEX             MSCI EMERG MKT   464287 23 4     239      5685    SH           SOLE       NONE     5685
JOHNSON & JOHNSON            COM              478160 10 4     405      6211    SH           SOLE       NONE     6211
LIHIR GOLD - ADR -           SPONSORED ADR    532349 10 7     928     32970    SH           SOLE       NONE    32970
MEDCO HEALTH SOLUTIONS       COM              58405U 10 2     220      3400    SH           SOLE       NONE     3400
MICROSOFT                    COM              594918 10 4     610     20825    SH           SOLE       NONE    20825
NEW GOLD INC CDA             COM              644535 10 6     126     29000    SH           SOLE       NONE    29000
ORACLE                       COM              68389X 10 5    3043    118354    SH           SOLE       NONE   118354
PAN AMERICAN SILVER          COM              697900 10 8     781     33993    SH           SOLE       NONE    33993
PENN WEST ENERGY T/U         TR UNIT          707885 10 9    2100     99355    SH           SOLE       NONE    99355
PEPSICO                      COM              713448 10 8    1184     17890    SH           SOLE       NONE    17890
PROCTER & GAMBLE             COM              742718 10 9     697     11020    SH           SOLE       NONE    11020
RESEARCH IN MOTION           COM              760975 10 2     234      3167    SH           SOLE       NONE     3167
ROYAL BK CDA                 COM              780087 10 2   16978    285630    SH           SOLE       NONE   285630
SILVER WHEATON               COM              828336 10 7     353     22500    SH           SOLE       NONE    22500
SILVERCORP METALS INC        COM              82835P 10 3     146     21200    SH           SOLE       NONE    21200
SUN LIFE FINANCIAL           COM              866896 10 5   11096    339639    SH           SOLE       NONE   339639
SUNCOR ENERGY INC NEW        COM              867224 10 7    2563     77586    SH           SOLE       NONE    77586
TALISMAN ENERGY              COM              87425E 10 3    4225    243247    SH           SOLE       NONE   243247
THOMSON REUTERS              COM              884903 10 5   11433    314743    SH           SOLE       NONE   314743
3M COMPANY                   COM              88579Y 10 1     209      2500    SH           SOLE       NONE     2500
TIM HORTONS                  COM              88706M 10 3    2122     65308    SH           SOLE       NONE    65308
TOREADOR RES CORP            COM              891050 10 6      93     11400    SH           SOLE       NONE    11400
TORONTO DOMINION BANK        COM NEW          891160 50 9   15603    206121    SH           SOLE       NONE   206121
TRANSCANADA CORP             COM              89353D 10 7    1035     28007    SH           SOLE       NONE    28007